Goodwill and Other Intangible Assets - Schedule of Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Goodwill [Roll Forward]
Balance at beginning of period	$ 4,464,329	$ 4,512,700
Other reclassifications	174,373
Foreign currency translation and other	181,128	(48,371)
Balance-end of period	4,471,084	4,464,329
Datacenter & Communications
Goodwill [Roll Forward]
Balance at beginning of period	1,147,297	1,149,209
Other reclassifications	0
Foreign currency translation and other	3,273	(1,912)
Balance-end of period	1,150,570	1,147,297
Industrial
Goodwill [Roll Forward]
Balance at beginning of period	3,317,032	3,363,491
Other reclassifications	174,373
Foreign currency translation and other	177,855	(46,459)
Balance-end of period	$ 3,320,514	$ 3,317,032